Taxes (Details) - Schedule of Components of Income Tax - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Schedule of Components of Income Tax [Abstract]
Current	$ 11,584	$ 1,905	$ 1,568
Deferred	(341)	208	789
Total provision for income taxes	$ 11,243	$ 2,113	$ 2,357